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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Institutional Bond Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 50.0%

Consumer Discretionary - 4.0%
McDonald's Corp. 5.35%, 3/1/2018	1,000,000	$1,173,342
Target Corp. 5.875%, 3/1/2012	1,000,000	1,068,927
		2,242,269
Consumer Staples - 12.5%
Coca-Cola Co./The 4.875%, 3/15/2019	1,000,000	1,150,608
Costco Wholesale Corp. 5.3%, 3/15/2012	1,000,000	1,067,142
PepsiCo Inc./NC 4.65%, 2/15/2013	1,000,000	1,090,462
Procter & Gamble Co./The 4.7%, 2/15/2019	1,000,000	1,140,028
Sysco Corp. 5.25%, 2/12/2018	1,000,000	1,151,910
Walgreen Co. 4.875%, 8/1/2013	125,000	138,767
Walgreen Co. 5.25%, 1/15/2019	875,000	1,018,671
Wal-Mart Stores Inc. 4.55%, 5/1/2013	125,000	136,869
		6,894,457
Energy - 2.5%
BP Capital Markets PLC 3.875%, 3/10/2015	518,000	539,489
ConocoPhillips 4.6%, 1/15/2015	750,000	843,152
		1,382,641
Financials - 16.8%
Allstate Corp./The 6.2%, 5/16/2014	450,000	525,636
American Express Co. 4.875%, 7/15/2013	1,000,000	1,082,669
Bank of America Corp. 4.875%, 9/15/2012	1,000,000	1,056,534
Berkshire Hathaway Finance Corp. 4.85%, 1/15/2015	450,000	506,810
General Electric Capital Corp. 4.25%, 6/15/2012	170,000	178,160
General Electric Capital Corp. 4.8%, 5/1/2013	830,000	896,428
Goldman Sachs Group Inc./The 6.6%, 1/15/2012	1,000,000	1,066,107
HSBC Finance Corp. 6.375%, 10/15/2011	70,000	73,736
JPMorgan Chase & Co. 5.25%, 5/1/2015	1,000,000	1,097,196
Merrill Lynch & Co. Inc. 5.77%, 7/25/2011	125,000	130,097
Morgan Stanley 5.375%, 10/15/2015	1,000,000	1,074,174
National Rural Utilities Cooperative Finance Corp. 4.75%, 3/1/2014	450,000	501,039
US Bancorp 4.2%, 5/15/2014	1,000,000	1,096,773
		9,285,359
Health Care - 3.1%
Abbott Laboratories 5.6%, 11/30/2017	1,000,000	1,194,461
Eli Lilly & Co. 4.2%, 3/6/2014	450,000	495,636
		1,690,097
Industrials - 1.5%
United Parcel Service Inc. 5.5%, 1/15/2018	705,000	836,383

Information Technology - 7.7%
Cisco Systems Inc. 5.25%, 2/22/2011	1,000,000	1,018,347
Hewlett-Packard Co 5.25%, 3/1/2012	1,000,000	1,064,295
International Business Machines Corp. 4.75%, 11/29/2012	1,000,000	1,087,878
Oracle Corp. 4.95%, 4/15/2013	1,000,000	1,102,211
		4,272,731
Materials - 1.9%
EI du Pont de Nemours & Co 3.25%, 1/15/2015	1,000,000	1,070,729

Total Corporate Notes and Bonds
(Cost $26,338,535)		27,674,666

U.S. GOVERNMENT AND AGENCY BONDS - 47.0%

Fannie Mae - 6.7%
3.625%, 8/15/2011	2,250,000	2,315,117
4.625%, 10/15/2014	1,250,000	1,417,733
		3,732,850
Federal Home Loan Bank - 3.9%
3.625%, 5/29/2013	2,000,000	2,155,404

Freddie Mac - 8.9%
4.5%, 7/15/2013	2,250,000	2,483,602
5.125%, 7/15/2012	2,250,000	2,434,948
		4,918,550
U.S. Treasury Notes - 27.5%
4.5%, 2/28/2011	2,300,000	2,341,418
4.875%, 2/15/2012	2,300,000	2,443,571
4%, 11/15/2012	2,000,000	2,152,812
1.375%, 1/15/2013	2,000,000	2,039,844
2%, 11/30/2013	2,000,000	2,082,188
4.25%, 8/15/2014	2,250,000	2,537,404
3.125%, 5/15/2019	1,500,000	1,594,102
		15,191,339
Total U.S. Government and Agency Bonds
(Cost $25,254,720)		25,998,143

Repurchase Agreement - 2.5%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $1,413,768 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $1,386,038 (Cost $1,386,037)		1,386,037

TOTAL INVESTMENTS - 99.5% (Cost $52.979,292)		55,058,846
NET OTHER ASSETS AND LIABILITIES - 0.5%		251,599
TOTAL NET ASSETS - 100%		$55,310,445

PLC Public Limited Company

Core Bond Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 36.3%

Consumer Discretionary - 4.8%
Comcast Cable Communications Holdings Inc. 8.375%, 3/15/2013	27,000	$31,372
Comcast Corp. 5.3%, 1/15/2014	100,000	111,828
McDonald's Corp. 5.35%, 3/1/2018	100,000	117,334
Target Corp. 5.875%, 3/1/2012	100,000	106,893
Walt Disney Co./The 6.375%, 3/1/2012	100,000	107,946
Yum! Brands Inc. 6.25%, 3/15/2018	100,000	119,482
		594,855
Consumer Staples - 5.3%
Bottling Group LLC. 4.625%, 11/15/2012	100,000	107,700
Costco Wholesale Corp. 5.5%, 3/15/2017	100,000	118,950
Kellogg Co. 6.6%, 4/1/2011	100,000	103,052
Kraft Foods Inc. 5.625%, 11/1/2011	100,000	105,054
Sysco Corp. 5.25%, 2/12/2018	100,000	115,191
Walgreen Co. 4.875%, 8/1/2013	100,000	111,014
		660,961
Energy - 3.5%
BP Capital Markets PLC 3.875%, 3/10/2015	52,000	54,157
Devon Energy Corp. 6.3%, 1/15/2019	125,000	151,508
Marathon Oil Corp. 6.5%, 2/15/2014	100,000	114,919
Valero Energy Corp. 6.875%, 4/15/2012	100,000	107,443
		428,027
Financials - 12.1%
Allstate Corp./The 6.2%, 5/16/2014	100,000	116,808
American Express Credit Corp. 5.875%, 5/2/2013	100,000	110,126
Bank of America Corp. 4.875%, 9/15/2012	100,000	105,653
Berkshire Hathaway Finance Corp. 4.85%, 1/15/2015	100,000	112,625
General Electric Capital Corp. 4.8%, 5/1/2013	100,000	108,003
Goldman Sachs Group Inc./The 5.75%, 10/1/2016	100,000	111,226
JPMorgan Chase & Co. 5.25%, 5/1/2015	100,000	109,720
Markel Corp. 6.8%, 2/15/2013	75,000	80,623
Morgan Stanley 5.375%, 10/15/2015	150,000	161,126
National Rural Utilities Cooperative Finance Corp. 4.75%, 3/1/2014	100,000	111,342
US Bancorp 4.2%, 5/15/2014	100,000	109,677
Wells Fargo & Co. 4.375%, 1/31/2013	150,000	160,171
Wells Fargo & Co. 4.95%, 10/16/2013	100,000	108,355
		1,505,455
Health Care - 2.8%
Abbott Laboratories 5.6%, 11/30/2017	100,000	119,446
Eli Lilly & Co. 4.2%, 3/6/2014	100,000	110,141
Pfizer Inc. 5.35%, 3/15/2015	100,000	115,490
		345,078
Industrials - 1.0%
United Parcel Service Inc. 5.5%, 1/15/2018	100,000	118,636

Information Technology - 4.6%
Cisco Systems Inc. 5.5%, 2/22/2016	100,000	118,105
Hewlett-Packard Co. 5.5%, 3/1/2018	100,000	118,260
International Business Machines Corp. 4.75%, 11/29/2012	100,000	108,788
Oracle Corp. 4.95%, 4/15/2013	100,000	110,221
Western Union Co./The 5.93%, 10/1/2016	100,000	116,930
		572,303
Materials - 0.9%
EI du Pont de Nemours & Co. 4.75%, 11/15/2012	100,000	107,698

Telecommunication Services - 0.6%
Verizon New England Inc. 6.5%, 9/15/2011	75,000	78,875

Utilities - 0.7%
Dominion Resources Inc./VA 5.7%, 9/17/2012	75,000	81,807

Total Corporate Notes and Bonds
(Cost $4,138,232)		4,493,695

MORTGAGE BACKED SECURITIES - 21.9%

Fannie Mae - 12.9%
Pool # 256514 6%, 12/1/2036	82,792	89,435
Pool # 636758 6.5%, 5/1/2032	17,050	19,027
Pool # 725341 5%, 2/1/2019	40,318	43,035
Pool # 745147 4.5%, 12/1/2035	162,063	170,270
Pool # 745275 5%, 2/1/2036	160,250	169,423
Pool # 745355 5%, 3/1/2036	212,355	224,511
Pool # 745406 6%, 3/1/2021	59,354	64,338
Pool # 745516 5.5%, 5/1/2036	69,171	73,985
Pool # 837199 5.5%, 3/1/2021	71,838	77,408
Pool # 889260 5%, 4/1/2038	255,926	269,657
Pool # 902070 6%, 12/1/2036	68,252	73,728
Pool # 903002 6%, 12/1/2036	72,568	78,390
Pool # 905805 5.5%, 1/1/2037	127,965	136,431
Pool # 953589 5.5%, 1/1/2038	48,680	51,799
Pool # 965649 6%, 1/1/2038	51,869	55,820
		1,597,257
Freddie Mac - 6.1%
Pool # A51727 6%, 8/1/2036	76,301	82,220
Pool # C02660 6.5%, 11/1/2036	73,821	80,628
Pool # G04815 5%, 9/1/2038	133,846	140,727
Pool # G11911 5%, 2/1/2021	92,012	98,135
Pool # G13342 4.5%, 11/1/2023	119,990	126,380
Pool # J07302 4.5%, 4/1/2023	216,023	227,528
		755,618
Ginnie Mae - 2.9%
Pool # 698089 4%, 4/15/2039	346,203	358,742

Total Mortgage Backed Securities
(Cost $2,585,612)		2,711,616

U.S. GOVERNMENT AND AGENCY BONDS - 26.1%

Freddie Mac - 4.4%
2.5%, 4/8/11	100,000	101,073
5%, 10/18/10	150,000	149,916
5%, 2/16/17	250,000	294,004
		544,992
U.S. Treasury Bond - 1.5%
5.375%, 2/15/31	150,000	193,148

U.S. Treasury Notes - 16.5%
1.875%, 2/28/14	300,000	311,039
4.25%, 8/15/14	300,000	338,321
3.125%, 10/31/16	150,000	162,832
4.25%, 11/15/17	100,000	115,727
3.875%, 5/15/18	265,000	299,243
3.125%, 5/15/19	1,200,000	1,275,282
		2,502,443
Total U.S. Government and Agency Bonds
(Cost $3,094,447)		3,240,584

Repurchase Agreement - 0.7%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $93,563 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $91,728 (Cost $91,728)		91,728

TOTAL INVESTMENTS - 85.0% (Cost $9,910,018)		10,537,623
NET OTHER ASSETS AND LIABILITIES - 15.0%		1,862,101
TOTAL NET ASSETS - 100%		$12,399,724

LLC Limited Liability Company
PLC Public Limited Company

Government Fund
Portfolio of Investments -- September 30, 2010 (unaudited)
	Par Value	Value (Note 1)
MORTGAGE BACKED SECURITIES - 11.4%

Fannie Mae - 6.7%
Pool # 254346 6.5%, 6/1/2032	12,449	$13,892
Pool # 254405 6%, 8/1/2032	22,551	24,790
Pool # 555345 5.5%, 2/1/2018	26,340	28,518
Pool # 555545 5%, 6/1/2018	51,700	55,185
Pool # 636758 6.5%, 5/1/2032	12,787	14,270
Pool # 745147 4.5%, 12/1/2035	162,063	170,269
Pool # 953589 5.5%, 1/1/2038	48,680	51,799
		358,723
Freddie Mac - 1.9%
Pool # C01364 6.5%, 6/1/2032	13,387	14,866
Pool # E90778 5.5%, 8/1/2017	20,957	22,610
Pool # G13342 4.5%, 11/1/2023	59,995	63,190
		100,666
Ginnie Mae - 2.8%
Pool # 2483 7%, 9/20/2027	7,847	8,901
Pool # 676516 6%, 2/15/2038	42,160	45,823
Pool # 698089 4%, 4/15/2039	92,321	95,664
		150,388
Total Mortgage Backed Securities
(Cost $581,490)		609,777

U.S. GOVERNMENT AND AGENCY BONDS - 85.9%

Fannie Mae - 25.2%
2.375%, 7/28/2015	200,000	208,037
3.625%, 2/12/2013	150,000	160,483
4.375%, 7/17/2013	150,000	164,842
4.625%, 10/15/2013	200,000	222,607
4.75%, 2/21/2013	150,000	164,330
4.875%, 5/18/2012	100,000	107,173
6%, 5/15/2011	100,000	103,553
6.125%, 3/15/2012	100,000	108,216
6.625%, 11/15/2010	105,000	105,198
		1,344,439
Federal Home Loan Bank - 5.1%
4%, 9/6/2013	150,000	163,741
3.125%, 12/13/2013	100,000	106,850
		270,591
Freddie Mac - 15.4%
2.875%, 2/9/2015	125,000	133,211
3.125%, 10/25/2010	50,000	50,005
4.5%, 7/15/2013	150,000	165,573
5%, 10/18/2010	155,000	154,914
5.5%, 9/15/2011	300,000	314,844
		818,547
U.S. Treasury Note - 40.2%
5.125%, 6/30/2011	215,000	222,836
1%, 7/31/2011	125,000	125,776
4.75%, 5/31/2012	300,000	321,867
4%, 11/15/2012	250,000	269,102
4.25%, 8/15/2014	200,000	225,547
2.625%, 4/30/2016	275,000	291,737
3.125%, 10/31/2016	300,000	325,664
4.5%, 5/15/2017	90,000	105,209
3.75%, 11/15/2018	225,000	251,402
		2,139,140
Total U.S. Government and Agency Bonds
(Cost $4,366,844)		4,572,717

Repurchase Agreement - 1.8%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $96,496 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $94,603 (Cost $94,603)		94,603

TOTAL INVESTMENTS - 99.1% (Cost $5,042,938)		5,277,097
NET OTHER ASSETS AND LIABILITIES - 0.9%		46,296
TOTAL NET ASSETS - 100%		$5,323,393

Madison Corporate Income Shares
Portfolio of Investments -- September 30, 2010 (unaudited)
	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 94.0%

Consumer Discretionary - 10.7%
Comcast Corp. 5.9%, 3/15/2016	15,000	$17,348
McDonald's Corp. 5.8%, 10/15/2017	20,000	24,245
Target Corp. 5.875%, 7/15/2016	20,000	23,979
Walt Disney Co./The 5.7%, 7/15/2011	20,000	20,872
Yum! Brands Inc. 6.25%, 3/15/2018	25,000	29,870
		116,314

Consumer Staples - 21.6%
Bottling Group LLC. 4.625%, 11/15/2012	20,000	21,540
Coca-Cola Co./The 5.35%, 11/15/2017	25,000	29,475
Coca-Cola Enterprises Inc. 7.375%, 3/3/2014	10,000	12,030
Costco Wholesale Corp. 5.3%, 3/15/2012	20,000	21,342
General Mills Inc. 5.65%, 2/15/2019	20,000	23,465
Kellogg Co. 6.6%, 4/1/2011	15,000	15,458
Kimberly-Clark Corp. 6.125%, 8/1/2017	10,000	12,227
Kraft Foods Inc. 6.5%, 8/11/2017	20,000	23,995
Procter & Gamble Co./The 4.95%, 8/15/2014	20,000	22,725
Sysco Corp. 5.25%, 2/12/2018	25,000	28,798
Walgreen Co. 5.25%, 1/15/2019	20,000	23,284
		234,339
Energy - 6.0%
BP Capital Markets PLC 3.875%, 3/10/2015	13,000	13,539
Devon Energy Corp. 5.625%, 1/15/2014	15,000	16,862
Marathon Oil Corp. 6.5%, 2/15/2014	10,000	11,492
Marathon Oil Corp. 7.5%, 2/15/2019	10,000	12,826
Valero Energy Corp. 6.875%, 4/15/2012	10,000	10,744
		65,463

Financials - 26.2%
American Express Co. 4.875%, 7/15/2013	25,000	27,067
Bank of America Corp. 4.875%, 9/15/2012	20,000	21,131
Bank of New York Mellon Corp./The 4.3%, 5/15/2014	25,000	27,472
Berkshire Hathaway Finance Corp. 4.85%, 1/15/2015	20,000	22,525
General Electric Capital Corp. 5.4%, 2/15/2017	25,000	27,572
Goldman Sachs Group Inc./The 5.125%, 1/15/2015	20,000	21,672
JPMorgan Chase & Co. 4.75%, 3/1/2015	20,000	21,875
JPMorgan Chase & Co. 5.125%, 9/15/2014	5,000	5,487
Merrill Lynch & Co. Inc. 6.4%, 8/28/2017	15,000	16,438
Morgan Stanley 5.375%, 10/15/2015	10,000	10,742
National Rural Utilities Cooperative Finance Corp. 4.75%, 3/1/2014	25,000	27,836
US Bancorp 4.2%, 5/15/2014	25,000	27,419
Wells Fargo & Co. 4.95%, 10/16/2013	15,000	16,253
Wells Fargo & Co. 5.625%, 12/11/2017	10,000	11,407
		284,896
Health Care - 6.9%
Abbott Laboratories 5.875%, 5/15/2016	25,000	30,077
Eli Lilly & Co. 6%, 3/15/2012	15,000	16,192
Pfizer Inc. 5.35%, 3/15/2015	25,000	28,873
		75,142
Industrials - 4.6%
3M Co. 4.5%, 11/1/2011	25,000	26,104
United Parcel Service Inc. 5.5%, 1/15/2018	20,000	23,727
		49,831
Information Technology - 12.0%
Cisco Systems Inc. 5.5%, 2/22/2016	25,000	29,526
Hewlett-Packard Co. 5.25%, 3/1/2012	20,000	21,286
International Business Machines Corp. 4.75%, 11/29/2012	20,000	21,757
Intuit Inc. 5.4%, 3/15/2012	10,000	10,558
Oracle Corp. 5.75%, 4/15/2018	20,000	23,818
Western Union Co./The 5.93%, 10/1/2016	20,000	23,386
		130,331
Materials - 2.5%
EI du Pont de Nemours & Co. 4.75%, 11/15/2012	25,000	26,924

Telecommunication Services - 2.4%
BellSouth Corp. 6%, 10/15/2011	15,000	15,814
Verizon New England Inc. 6.5%, 9/15/2011	10,000	10,517
		26,331
Utilities - 1.0%
Dominion Resources Inc./VA 5.7%, 9/17/2012	10,000	10,908

Total Corporate Notes and Bonds
(Cost $922,161)		1,020,479

Repurchase Agreement - 5.0%
With U.S. Bank National Association issued 9/30/10 at 0.01%, due
10/1/10, collateralized by $55,816 in Freddie Mac MBS #E99143
due 9/1/18. Proceeds at maturity are $54,721 (Cost $54,721)		54,721

TOTAL INVESTMENTS - 99.0% (Cost $976,882)		1,075,200
NET OTHER ASSETS AND LIABILITIES - 1.0%		10,960
TOTAL NET ASSETS - 100%		$1,086,160

LLC Limited Liability Company
PLC Public Limited Company

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

2. Fair Value Measurements: Each fund has adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
In April 2009, the FASB also issued guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The valuation techniques used by the funds to measure fair value for the period ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.  The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  As of September 30, 2010, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2010 in valuing the funds’ investments carried at fair value:
	Quoted Prices in Active Markets for Identical Securities	Significant Other Observable Inputs	Significant Unobservable Inputs	Value at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Institutional Bond Fund
Corporate Notes and Bonds	$ -	$ 27,674,666	$ -	$ 27,674,666
U.S. Government and Agency Obligations		25,998,143		25,998,143
Repurchase Agreement		1,386,037		1,386,037
	-	55,058,846	-	55,058,846
Core Bond Fund
Corporate Notes and Bonds	-	4,493,695	-	4,493,695
Mortgage Backed Securities		2,711,616		2,711,616
U.S. Government and Agency Obligations		3,240,584		3,240,584
Repurchase Agreement		91,728		91,728
	-	10,537,623	-	10,537,623

Government Fund
Mortgage Backed Securities	-	609,777	-	609,777
U.S. Government and Agency Obligations		4,572,717		4,572,717
Repurchase Agreement		94,603		94,603
	-	5,277,097	-	5,277,097
Corporate Income Shares Fund
Corporate Notes and Bonds	-	1,020,479	-	1,020,479
Repurchase Agreement		54,721		54,721
	-	1,075,200	-	1,075,200

 At September 30, 2010 and for the year then ended, the Fund held no Level 3 securities. Please see the Portfolio of Investments for the listing of all securities within each category

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures; Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuance and settlements on a gross basis will be effective for interim and annual period beginning after December 15, 2010. There were no transfers between classification levels during the period ended September 30, 2010.

Derivatives: In March 2008, FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

Management has determined that there is no impact on the financial statements of the funds held in the Trust as they currently do not hold derivative financial instruments.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, CCO

Date: November 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  November 19, 2010

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: November 19, 2010